Property, plant and equipment (Schedule of Property Plant and Equipment) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			₪ 37,521
Changes during
Ending Balance			36,645	₪ 37,521
US Dollars [Member]
Changes during
Ending Balance | $	[1]	$ 11,398
Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			81,402	79,611
Changes during
Additions			2,903	1,791
Dispositions			(1,200)
Ending Balance			83,105	81,402
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			43,881	40,219
Changes during
Additions			3,779	3,662
Dispositions			(1,200)
Ending Balance			46,460	43,881
Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			37,521
Changes during
Additions
Ending Balance			36,645	37,521
Net book value [Member] | US Dollars [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance | $		11,671
Changes during
Additions
Ending Balance | $		11,398
Land and buildings [Member] | Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			55,438	55,079
Changes during
Additions			684	359
Dispositions
Ending Balance			56,122	55,438
Land and buildings [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			22,432	20,527
Changes during
Additions			1,928	1,905
Dispositions
Ending Balance			24,360	22,432
Land and buildings [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			33,006
Changes during
Additions
Ending Balance			31,762	33,006
Land and buildings [Member] | Net book value [Member] | US Dollars [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance | $		10,266
Changes during
Additions
Ending Balance | $		9,879
Machinery and equipment [Member] | Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			5,705	5,500
Changes during
Additions			1,199	205
Dispositions
Ending Balance			6,904	5,705
Machinery and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			4,565	4,148
Changes during
Additions			578	417
Dispositions
Ending Balance			5,143	4,565
Machinery and equipment [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			1,140
Changes during
Additions
Ending Balance			1,761	1,140
Machinery and equipment [Member] | Net book value [Member] | US Dollars [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance | $		355
Changes during
Additions
Ending Balance | $		548
Motor vehicles [Member] | Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			13,002	12,240
Changes during
Additions			130	762
Dispositions			(1,200)
Ending Balance			11,932	13,002
Motor vehicles [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			11,476	10,442
Changes during
Additions			822	1,034
Dispositions			(1,200)
Ending Balance			11,098	11,476
Motor vehicles [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			1,526
Changes during
Additions
Ending Balance			834	1,526
Motor vehicles [Member] | Net book value [Member] | US Dollars [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance | $		475
Changes during
Additions
Ending Balance | $		259
Computers [Member] | Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			5,434	5,044
Changes during
Additions			860	390
Dispositions
Ending Balance			6,294	5,434
Computers [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			4,387	4,150
Changes during
Additions			381	237
Dispositions
Ending Balance			4,768	4,387
Computers [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			1,047
Changes during
Additions
Ending Balance			1,526	1,047
Computers [Member] | Net book value [Member] | US Dollars [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance | $		326
Changes during
Additions
Ending Balance | $		475
Office furniture and equipment [Member] | Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			1,823	1,748
Changes during
Additions			30	75
Dispositions
Ending Balance			1,853	1,823
Office furniture and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			1,021	952
Changes during
Additions			70	69
Dispositions
Ending Balance			1,091	1,021
Office furniture and equipment [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			802
Changes during
Additions
Ending Balance			762	₪ 802
Office furniture and equipment [Member] | Net book value [Member] | US Dollars [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance | $		249
Changes during
Additions
Ending Balance | $		$ 237

[1]	Convenience Translation into US Dollars.